Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory [Abstract]
Raw materials	$ 2,157	$ 1,803
Products in process	523	800
Finished goods	504	512
Total inventory	$ 3,184	$ 3,115